Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($ in thousands)	Company Selected Performance Measure - Organic Revenue Growth*(6)
					Company Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2024	19,487,880	13,412,402	5,179,586	4,407,205	129.59	113.61	2,050,000	1%
2023	24,510,947	29,849,747	9,126,538	8,514,116	127.98	100.66	1,614,000	8%
2022(7)	10,497,102	7,343,420	4,705,283	2,963,509	N/A	N/A	1,967,000	7%

Company Selected Measure Name	Organic revenue growth*
Named Executive Officers, Footnote	The dollar amounts reported represent the average of amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (1) for 2024, Messrs. Saccaro, Kass-Hout, Jimenez, and Rott, (2) for 2023, Messrs. Saccaro, Kass-Hout, Jimenez, Makela, and Zodl, and (3) for 2022, Messrs. Zodl, Jimenez, and Makela, and Ms. Larson.
Peer Group Issuers, Footnote	The peer group used for this purpose is our Compensation Peer Group. See “Compensation Peer Group” on page 41 for more information.
PEO Total Compensation Amount	$ 19,487,880	$ 24,510,947	$ 10,497,102
PEO Actually Paid Compensation Amount	$ 13,412,402	29,849,747	7,343,420
Adjustment To PEO Compensation, Footnote	CAP to our PEO and the average CAP to our non-PEO NEOs reflect adjustments from total compensation reported in the Summary Compensation Table (“SCT”). The assumptions used to calculate the values for RSUs, PSUs, and Options included in the calculation of CAP did not differ materially from those used to calculate the grant date fair value for such awards. A Monte Carlo simulation model was used to calculate the fair value for PSUs as of the applicable year-end measurement date. A Black-Scholes value was used for Options as of the applicable year-end or vesting date(s), determined using the same methodology used to determine grant date fair value, except that (1) the closing stock price on the applicable reevaluation date was used as the current market price and (2) a reduced expected life was used, given applicable time lapse since grant date. The calculation of CAP for the PEO and Non-PEO NEOs for 2024 is shown in the table below:

Compensation Actually Paid	2024
	PEO ($)	Average Non-PEO ($)
SCT Total	19,487,880	5,179,586
Subtract, value of all stock awards and stock options reported in SCT	15,963,773	3,454,554
Add, year-end value of all equity awards granted in the fiscal year that were unvested and outstanding at year-end	10,179,595	2,568,840
Add, change in fair value from prior year-end to current year-end of all prior-year equity awards that were outstanding and unvested at year-end	(1,241,462)	(114,397)
Add, change in fair value (from prior year-end to vesting date) of prior-year equity awards that vested in fiscal year	950,162	227,730
Total Adjustments	(6,075,478)	(772,381)
Compensation Actually Paid	13,412,402	4,407,205

Non-PEO NEO Average Total Compensation Amount	$ 5,179,586	9,126,538	4,705,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,407,205	8,514,116	2,963,509
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our PEO and the average CAP to our non-PEO NEOs reflect adjustments from total compensation reported in the Summary Compensation Table (“SCT”). The assumptions used to calculate the values for RSUs, PSUs, and Options included in the calculation of CAP did not differ materially from those used to calculate the grant date fair value for such awards. A Monte Carlo simulation model was used to calculate the fair value for PSUs as of the applicable year-end measurement date. A Black-Scholes value was used for Options as of the applicable year-end or vesting date(s), determined using the same methodology used to determine grant date fair value, except that (1) the closing stock price on the applicable reevaluation date was used as the current market price and (2) a reduced expected life was used, given applicable time lapse since grant date. The calculation of CAP for the PEO and Non-PEO NEOs for 2024 is shown in the table below:

Compensation Actually Paid	2024
	PEO ($)	Average Non-PEO ($)
SCT Total	19,487,880	5,179,586
Subtract, value of all stock awards and stock options reported in SCT	15,963,773	3,454,554
Add, year-end value of all equity awards granted in the fiscal year that were unvested and outstanding at year-end	10,179,595	2,568,840
Add, change in fair value from prior year-end to current year-end of all prior-year equity awards that were outstanding and unvested at year-end	(1,241,462)	(114,397)
Add, change in fair value (from prior year-end to vesting date) of prior-year equity awards that vested in fiscal year	950,162	227,730
Total Adjustments	(6,075,478)	(772,381)
Compensation Actually Paid	13,412,402	4,407,205

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Organic Revenue Growth* * Non-GAAP financial measure. See the Appendix for additional information and definitions of these non-GAAP financial measures.
Tabular List, Table	Three Most Important Measures for Linking NEO Pay to Company Performance •Organic revenue growth* •Adjusted EBIT* •Free cash flow*
Total Shareholder Return Amount	$ 129.59	127.98
Peer Group Total Shareholder Return Amount	113.61	100.66
Net Income (Loss)	$ 2,050,000	$ 1,614,000	$ 1,967,000
Company Selected Measure Amount	0.01	0.08	0.07
Additional 402(v) Disclosure	Reflects our TSR, assuming dividend reinvestment, from January 4, 2023, through December 31, 2024.Reflects Net income as reported in each of our Annual Reports on Form 10-K for 2024, 2023, and 2022. We became an independent, public company effective January 3, 2023, but were required to report pursuant to Section 13(a) or 15(d) of the Exchange Act effective as of December 8, 2022. Because we were a subsidiary of GE during 2022, CAP actually paid to our NEOs was largely driven by GE’s stock price and did not bear a close relationship to our Net income or Organic revenue growth* for 2022. The Company did not have a TSR in 2022.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic revenue growth*
Non-GAAP Measure Description	For details on Organic revenue* for 2024, 2023, and 2022, see Item 7 in each of our Annual Reports on Form 10-K for 2024, 2023, and 2022.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow*
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,075,478)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,963,773)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,179,595
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,241,462)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	950,162
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(772,381)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,454,554)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,568,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,397)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 227,730